FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Receivable balance	$ 44,439	$ 20,371
Tax rate effect from change in tax rate	1.00%
Net income	$ 74
Increase or decrease of market interest	$ 452
Bolivian boliviano [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	1.00%
Net income	$ 308
Mexican peso [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	1.00%
Net income	$ 223
Banco BISA [member]
IfrsStatementLineItems [Line Items]
Letter of credit	$ 10,000
Letter of credit, expiration date	Apr. 20, 2027
Banco credito de bolivia [member]
IfrsStatementLineItems [Line Items]
Letter of credit	$ 5,800
Letter of credit, expiration date	Sep. 14, 2026